NET INVESTMENT IN LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Maturity Analysis of Lease Receivable	Given that the net investment in lease is a financial asset, the impairment loss was recognized in general and administrative expenses in accordance with IFRS 9 Financial Instruments.
USD
Less than 1 year	79,574
One to two years	79,574
Two to three years	79,574
Three to four years	3,103,076
Total undiscounted lease receivable	3,341,798
Less: unearned finance income	63,381
Less: impairment on lease receivables	307,732
Net investment in lease	2,970,685